Annual Total Returns - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - FidelitySeriesLong-TermTreasuryBondIndexFund-PRO - Fidelity Series Long-Term Treasury Bond Index Fund	Apr. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 07, 2016
Fidelity Series Long-Term Treasury Bond Index Fund
Bar Chart Table:
Annual Return 2017	8.47%
Annual Return 2018	(1.65%)
Annual Return 2019	14.27%
Annual Return 2020	17.63%
Annual Return 2021	(4.83%)
Annual Return 2022	(29.41%)